Cover Page	Oct. 24, 2019
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Oct. 24, 2019
Entity Registrant Name	Lilly Eli & Co
Entity Incorporation, State or Country Code	IN
Entity File Number	001-06351
Entity Tax Identification Number	35-0470950
Entity Address, Address Line One	Lilly Corporate Center
Entity Address, City or Town	Indianapolis
Entity Address, State or Province	IN
Entity Address, Postal Zip Code	46285
City Area Code	317
Local Phone Number	276-2000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000059478
Amendment Flag	false
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2018
Common Stock (no par value)
Entity Information [Line Items]
Title of 12(b) Security	Common Stock (no par value)
Trading Symbol	LLY
Security Exchange Name	NYSE
1.000% Notes Due June 2, 2022
Entity Information [Line Items]
Title of 12(b) Security	1.000% Notes Due June 2, 2022
Trading Symbol	LLY22
Security Exchange Name	NYSE
7 1/8% Notes Due June 1, 2025
Entity Information [Line Items]
Title of 12(b) Security	7 1/8% Notes Due June 1, 2025
Trading Symbol	LLY25
Security Exchange Name	NYSE
1.625% Notes Due June 2, 2026
Entity Information [Line Items]
Title of 12(b) Security	1.625% Notes Due June 2, 2026
Trading Symbol	LLY26
Security Exchange Name	NYSE
2.125% Notes Due June 3, 2030
Entity Information [Line Items]
Title of 12(b) Security	2.125% Notes Due June 3, 2030
Trading Symbol	LLY30
Security Exchange Name	NYSE
6.77% Notes Due January 1, 2036
Entity Information [Line Items]
Title of 12(b) Security	6.77% Notes Due January 1, 2036
Trading Symbol	LLY36
Security Exchange Name	NYSE